UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2007

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Chief Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	May 15, 2007

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	34
Form 13F Information Table Value Total:	$116,328
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
ARCHER DANIELS MIDLAND 	COM	039483102	407 	11060 	SH		SOLE	NONE			11060
BERKSHIRE HATHAWAY CL B	COM	084670207	357 	98 	SH		SOLE	NONE			98
BP PLC ADR		SP ADR	055622104	325 	4990 	SH		SOLE	NONE			4990
CATERPILLAR INC		COM	149123101	351 	5200 	SH		SOLE	NONE			5200
CITIGROUP INC		COM	172967101	431 	8392 	SH		SOLE	NONE			8392
COLONIAL BANCGROUP INC 	COM	195493309	865 	35881 	SH		SOLE	NONE			35881
COLONIAL PPTYS TR SBI	COM	195872106	201 	4305 	SH		SOLE	NONE			4305
COMPASS BANCSHARES INC	COM	20449H109	12369 	178105 	SH		SOLE	NONE			178105
DELL INC		COM	24702R101	398 	17056 	SH		SOLE	NONE			17056
DIRECTV GROUP INC	COM	25459L106	729 	31550 	SH		SOLE	NONE			31550
EL PASO CORPORATION	COM	28336L109	283 	19279 	SH		SOLE	NONE			19279
GENERAL MOTORS CORP	COM	370442105	227 	7418 	SH		SOLE	NONE			7418
HARRIS CORP COM		COM	413875105	296 	5790 	SH		SOLE	NONE			5790
HONEYWELL INTL 		COM	438516106	307 	6505 	SH		SOLE	NONE			6505
LEVEL 3 COMMUNICATIONS 	COM	52729N100	638 	105173 	SH		SOLE	NONE			105173
LINCOLN NATL CORP	COM	534187109	318 	4709 	SH		SOLE	NONE			4709
LOWES COMPANIES		COM	548661107	409 	13023 	SH		SOLE	NONE			13023
MICROSOFT CORP.		COM	594918104	954 	33468 	SH		SOLE	NONE			33468
PACCAR INC		COM	693718108	404 	5400 	SH		SOLE	NONE			5400
PFIZER INC		COM	717081103	1078 	41784 	SH		SOLE	NONE			41784
PLATFORMS WIRELESS INTL	COM	72765A101	 	20000 	SH		SOLE	NONE			20000
PROCTER & GAMBLE CO	COM	742718109	227 	3606 	SH		SOLE	NONE			3606
RAPID LINK INC		COM	753400100	4 	52370 	SH		SOLE	NONE			52370
REGIONS FINL CORP NEW	COM	7591EP100	2536 	71828 	SH		SOLE	NONE			71828
ROYAL DUTCH SHELL PLC 	SP ADR	780259107	314 	4719 	SH		SOLE	NONE			4719
SCANA CORP		COM	80589M102	611 	14146 	SH		SOLE	NONE			14146
SCHLUMBERGER LTD	COM	806857108	527 	7384 	SH		SOLE	NONE			7384
SECURITY BK CORP COM	COM	814047106	2641 	131518 	SH		SOLE	NONE			131518
SYNOVUS FINANCIAL CORP.	COM	87161C105	508 	15500 	SH		SOLE	NONE			15500
TORCHMARK CORP		COM	891027104	266 	4094 	SH		SOLE	NONE			4094
UNITED CMNTY BKS	COM	90984P105	1657 	51181 	SH		SOLE	NONE			51181
WACHOVIA CORP		COM	929903102	84943 	1563175	SH		SOLE	NONE			1563175
WASHINGTON MUTUAL INC	COM	939322103	724 	18209 	SH		SOLE	NONE			18209
ZILA INC		COM	989513205	21 	10000 	SH		SOLE	NONE			10000

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